SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2017
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of revenue recognized from government sources	90.00%
Penalty for service contract non performance	$ 50,000
Percentage of reserve for patient care receivables	1.50%
Receivables, estimated allowance for uncollectible accounts	$ 1,298,000	$ 177,000
Accounts receivable, after allowance for credit loss, current	6,289,000	2,145,000
Other liabilities	1,131,000	1,629,000
Lease deposit liability	500,000
Prepaid expense and other assets, current	700,000	$ 500,000
Antidilutive securities	$ 0
Effective income tax rate reconciliation	21.00%	21.00%	21.00%	35.00%
Other Nonoperating Income (Expense) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Disposal group including discontinued operation escheatment liabilities	$ 2,400,000
Accrued Liabilities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Disposal group including discontinued operation escheatment liabilities	$ 800,000
Share-Based Payment Arrangement, Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Antidilutive securities contractual terms	1 year 6 months
Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Antidilutive securities contractual terms	1 year 10 months 24 days
Directors And Officers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Increase (decrease) in prepaid expenses, other	$ 200,000
Lease Related Intangible Asset [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Remaining amortization period	7 years
Intangible Assets Bed Licenses [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Remaining amortization period	24 years
Wellington Lease Termination [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Receivables, estimated allowance for uncollectible accounts	$ 1,300,000	$ 200,000